OPERATING LEASES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating leases [Abstract]
Minimum operating lease payments recognised as expense	$ 4.2	$ 2.3